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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Company

Investment Company Act file number:  811-6352

ING Series Fund, Inc.

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd. Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices)             (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2011

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Money Market Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Money Market Fund	as of June 30, 2011 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CERTIFICATES OF DEPOSIT: 10.2%
$750,000	#	ANZ National Int’l Ltd., 0.374%, due 07/25/11	$750,000	0.3
500,000		BNP Paribas, 0.240%, due 08/05/11	500,145	0.2
2,250,000		BNP Paribas, 0.390%, due 12/02/11	2,250,814	0.7
2,250,000		Credit Suisse USA, Inc., 0.560%, due 12/08/11	2,250,000	0.8
4,750,000		Deutsche Bank AG/New York NY, 0.780%, due 03/21/12	4,750,000	1.6
4,000,000		Rabobank Nederland NV NY, 0.340%, due 11/16/11	4,000,000	1.3
3,750,000		Societe Generale/New York NY, 0.560%, due 03/05/12	3,753,306	1.3
2,250,000		Svenska Handelsbanken AB, 0.240%, due 08/18/11	2,250,015	0.7
5,500,000		Toronto Dominion Bank, 0.210%, due 07/07/11	5,500,014	1.9
3,600,000		Toronto-Dominion Bank, 0.220%, due 07/28/11	3,600,000	1.2
470,000		UBS AG, 0.240%, due 08/05/11	470,209	0.2
		Total Certificates of Deposit
		(Cost $30,074,503)	30,074,503	10.2
COMMERCIAL PAPER: 53.5%
5,750,000		Abbott Labs, 0.200%, due 07/19/11	5,749,799	1.9
1,500,000		Abbott Labs, 0.200%, due 07/21/11	1,499,942	0.5
2,000,000		American Honda Finance Corp., 0.240%, due 09/29/11	1,998,950	0.7
550,000		ANZ National Int’l Ltd., 0.240%, due 10/17/11	549,505	0.2
3,500,000	#	ASB Finance, 0.220%, due 09/12/11	3,500,550	1.2
2,600,000		Barclay’s Bank PLC, 0.150%, due 07/06/11	2,599,946	0.9
1,750,000		Barclay’s Bank PLC, 0.200%, due 07/07/11	1,749,959	0.6
250,000		Barton Capital LLC, 0.250%, due 08/01/11	249,959	0.1
4,500,000		Barton Capital LLC, 0.250%, due 08/02/11	4,499,320	1.5
3,500,000		Barton Capital LLC, 0.200%, due 07/12/11	3,499,818	1.2
750,000		CAFCO LLC, 0.250%, due 07/15/11	749,892	0.2
2,000,000		CAFCO LLC, 0.250%, due 08/11/11	1,999,157	0.7
2,400,000		Cargill Global Fund PLC, 0.130%, due 07/01/11	2,400,000	0.8
5,500,000		Cargill Global Fund PLC, 0.150%, due 07/05/11	5,499,934	1.8
5,000,000		Caterpillar, 0.130%, due 07/01/11	5,000,000	1.7
1,250,000		Ciesco LLC, 0.250%, due 08/15/11	1,249,688	0.4
6,500,000		Ciesco LLC, 0.250%, due 08/05/11	6,497,698	2.2
500,000		Ciesco LLC, 0.200%, due 07/11/11	499,979	0.2
250,000		Ciesco LLC, 0.200%, due 07/06/11	249,995	0.1
1,500,000		Ciesco LLC, 0.270%, due 09/15/11	1,499,398	0.5
750,000		Commercial Paper Direct, 0.200%, due 07/11/11	749,952	0.3
3,100,000		Commonwealth Bank of Australia, 0.220%, due 09/21/11	3,098,658	1.0
2,500,000		Concentrate Manufacturing Co., 0.150%, due 07/11/11	2,499,917	0.8
4,750,000		Concord Minutemen Capital Co., 0.250%, due 08/15/11	4,746,140	1.6
2,250,000		Concord Minutemen Capital Co., 0.270%, due 09/23/11	2,247,480	0.8
5,000,000		Concord Minutemen Capital Co., 0.390%, due 02/13/12	4,981,083	1.7
4,750,000		Crown Point Capital Co., 0.250%, due 08/15/11	4,746,140	1.6
2,250,000		Crown Point Capital Co., 0.270%, due 09/23/11	2,247,480	0.8
1,000,000		Crown Point Capital Co., 0.330%, due 11/18/11	998,250	0.3
3,600,000		Crown Point Capital Co., 0.390%, due 02/13/12	3,586,380	1.2
10,250,000		JPMorgan Chase, 0.150%, due 07/05/11	10,249,948	3.4
1,250,000		Jupiter Securitization Company LLC, 0.180%, due 07/01/11	1,250,000	0.4
500,000		Jupiter Securitization Company LLC, 0.250%, due 07/18/11	499,967	0.2
290,000		Jupiter Securitization Company LLC, 0.250%, due 08/03/11	289,955	0.1
2,500,000		Jupiter Securitization Company LLC, 0.200%, due 07/11/11	2,499,910	0.8
3,400,000		Jupiter Securitization Company LLC, 0.200%, due 07/12/11	3,399,865	1.1
1,900,000		Jupiter Securitization Company LLC, 0.270%, due 09/08/11	1,899,381	0.6
2,000,000		Lloyds TSB Bank PLC, 0.150%, due 07/05/11	1,999,958	0.7
7,600,000		Old Line Funding LLC, 0.250%, due 08/22/11	7,598,024	2.6
500,000		Old Line Funding LLC, 0.250%, due 08/09/11	499,903	0.2
1,500,000		Old Line Funding LLC, 0.270%, due 09/15/11	1,499,430	0.5
1,000,000		PepsiCo, Inc., 0.220%, due 08/29/11	999,853	0.3

PORTFOLIO OF INVESTMENTS
ING Money Market Fund	as of June 30, 2011 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL PAPER: (continued)
$3,100,000		Royal Bank of Canada, 0.200%, due 08/10/11	$3,099,254	1.0
500,000		Svenska Handelsbanken AB, 0.130%, due 07/01/11	500,000	0.2
3,250,000		Thunder Bay Funding LLC, 0.250%, due 07/20/11	3,249,777	1.1
770,000		Thunder Bay Funding LLC, 0.250%, due 08/17/11	769,819	0.3
500,000		Thunder Bay Funding LLC, 0.270%, due 09/12/11	499,818	0.2
6,250,000		Thunder Bay Funding LLC, 0.270%, due 09/08/11	6,247,844	2.1
250,000		UBS AG, 0.200%, due 07/20/11	249,949	0.1
1,000,000		Variable Funding Capital, 0.250%, due 07/29/11	999,883	0.3
5,250,000		Variable Funding Capital, 0.250%, due 08/01/11	5,249,322	1.8
3,000,000		Variable Funding Capital, 0.250%, due 08/03/11	2,999,588	1.0
1,750,000		Wal-Mart Stores, Inc., 0.150%, due 07/06/11	1,749,985	0.6
4,750,000		Wal-Mart Stores, Inc., 0.200%, due 07/29/11	4,749,704	1.6
2,250,000	#	Westpac Banking Corp., 0.260%, due 10/28/11	2,250,172	0.8
500,000		Westpac Banking Corp., 0.200%, due 08/15/11	499,791	0.2
1,000,000		Westpac Banking Corp., 0.200%, due 08/19/11	999,707	0.3
4,250,000		Windmill Funding Corp., 0.310%, due 10/21/11	4,245,901	1.4
2,750,000		Windmill Funding Corp., 0.310%, due 10/03/11	2,748,420	0.9
2,400,000		Windmill Funding Group, 0.250%, due 07/18/11	2,399,626	0.8
1,250,000		Windmill Funding Group, 0.200%, due 07/05/11	1,249,989	0.4
		Total Commercial Paper
		(Cost $158,889,712)	158,889,712	53.5
CORPORATE BONDS/NOTES: 12.5%
1,500,000	#	American Honda Finance Corp., 0.450%, due 12/09/11	1,500,676	0.5
1,000,000	#	American Honda Finance Corp., 0.500%, due 01/17/12	1,001,394	0.3
1,500,000	#	American Honda Finance Corp., 0.850%, due 04/13/12	1,502,136	0.5
1,000,000	#	American Honda Finance Corp., 0.890%, due 09/15/11	1,000,093	0.3
535,000	#	American Honda Finance Corp., 0.980%, due 03/27/12	552,914	0.2
3,706,000		Australia & New Zealand Banking Group Ltd., 5.125%, due 11/14/11	3,771,163	1.3
1,250,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 5.000%, due 01/25/12	1,281,884	0.4
1,500,000		Credit Suisse USA, Inc., 0.690%, due 01/15/12	1,548,645	0.5
250,000		Credit Suisse USA, Inc., 1.560%, due 08/16/11	251,602	0.1
1,300,000		Lloyds TSB Bank PLC, 4.750%, due 07/15/11	1,302,181	0.4
2,750,000	#	Rabobank Nederland NV NY, 0.330%, due 12/16/11	2,751,960	0.9
2,000,000		Royal Bank of Canada, 0.460%, due 02/01/12	2,005,058	0.7
2,625,000		Royal Bank of Canada, 2.040%, due 07/20/11	2,632,277	0.9
500,000		Societe Generale NY, 0.200%, due 07/19/11	499,933	0.2
250,000	#	Svenska Handelsbanken AB, 0.150%, due 07/01/11	250,000	0.1
3,000,000	#	Svenska Handelsbanken AB, 0.570%, due 12/09/11	3,000,000	1.0
5,000,000		Toyota Motor Credit Corp., 0.190%, due 12/14/11	5,000,000	1.7
750,000		Toyota Motor Credit Corp., 5.125%, due 10/25/11	761,040	0.2
500,000		UBS AG, 0.280%, due 09/29/11	501,564	0.2
2,500,000	+	Wal-Mart Stores, Inc., 0.420%, due 06/01/12	2,613,350	0.9
3,500,000		Westpac Banking Group, 0.250%, due 01/27/12	3,500,000	1.2
		Total Corporate Bonds/Notes
		(Cost $37,227,870)	37,227,870	12.5
MUTUAL FUNDS: 4.0%
12,000,000		Blackrock Liquidity Funds TempFund Portfolio - Class I	12,000,000	4.0
		Total Mutual Funds
		(Cost $12,000,000)	12,000,000	4.0

PORTFOLIO OF INVESTMENTS
ING Money Market Fund	as of June 30, 2011 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
REPURCHASE AGREEMENT: 10.1%
$30,011,000		Morgan Stanley Repurchase Agreement date 06/30/11, 0.010%, due 07/01/11, $30,011,008 to be received upon repurchase (Collateralized by $27,532,000, Federal Home Loan Mortgage Association, 0.75%-5.35%, Market Value plus accrued interest $30,611,686 due 12/18/13-11/24/17)	$30,011,000	10.1
		Total Repurchase Agreement
		(Cost $30,011,000)	30,011,000	10.1
		Total Investments in Securities (Cost $268,203,085)*	$268,203,085	90.3
		Assets in Excess of Other Liabilities	28,714,929	9.7
		Net Assets	$296,918,014	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
	+	Step-up basis bonds. Interest rates shown reflect current and next coupon rates.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011
Asset Table
Investments, at value
Corporate Bonds/Notes	$—	$37,227,870	$—	$37,227,870
Commercial Paper	—	158,889,712	—	158,889,712
Certificates of Deposit	—	750,000	—	750,000
Mutual Funds	12,000,000	—	—	12,000,000
Repurchase Agreement	—	30,011,000	—	30,011,000
Certificates of Deposit	—	29,324,503	—	29,324,503
Total Investments, at value	$12,000,000	$256,203,085	$—	$268,203,085

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

Item 2. Controls and Procedures.

(a)          Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)         There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Series Fund, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	August 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	August 24, 2011

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	August 24, 2011